Name:        Pear Tree Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Willard L. Umphrey
Title:             President
Phone:          (781) 259-1144

Signature, Place, and Date of Signing:

/s/ Willard L. Umphrey,   Lincoln, MA            August 9, 2012
----------------------
Willard L. Umphrey


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management





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                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             16

Form 13F Information Table Value Total:           $ 33,273
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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
Form 13 F information Table

                  Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None


Banco
Santender Chile     ADR     05965x109     649          8379     SH               OTHER               SHARED


China Yuchai     COM     G21082105     246     17977          SH          OTHER          SHARED

CIA Cervezeria     ADR     204429104     431     6908          SH          Other          Shared


Compania
de Bebidas     ADR     20441W203     1712         44669    SH               OTHER               SHARED

Ecopetrol SA     ADR     279158109     1017     18236     SH          OTHER               SHARED

Embraer SA     ADR     29080A107     206     7764     SH          OTHER               SHared


Enersis          ADR     29274F104     789         42207     SH               OTHER               SHARED


Giant           ADR     374511103     536          110921     SH          OTHER          SHARED
Interactive

Gold Fields     ADR     38059T106     1526        119099     SH               OTHER               SHARED


Infosys
Technologies     ADR     456788108     9649          214145     SH               OTHER               SHARED

LAN Air          ADR     501723100     702          26892     SH               OTHER               SHARED


METHANEX
CORP                 COM       59151K108     4756           170817  SH        OTHER             SHARED

OI SA          ADR     670851104     53          11298     SH          OTHER          SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101    1587       87485     SH         OTHER                             SHARED

SK Telecom     ADR     78440P108     433     35749     SH          OTHER               SHARED


Teva Pharm     ADR     881624209     8981     227719     SH          OTHER               SHARED


